PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment Line Items
Cost:	$ 40	$ 1
Accumulated depreciation:	(4)		[1]
Depreciated cost	36	1
Computers and electronic equipment [Member]
Property Plant And Equipment Line Items
Cost:	6	1
Accumulated depreciation:	(1)		[1]
Capitalization of website development costs [Member]
Property Plant And Equipment Line Items
Cost:	34	0
Accumulated depreciation:	$ (3)	$ 0

[1]	Represents an amount lower than 1 USD